Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Cross Currency Swap Agreement
As at December 31, 2012, the Partnership was committed to the following cross currency swap:

Principal	Principal	Floating Rate Receivable		Fixed	Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Rate Payable	Liability $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(2,623)	4.3

Interest Rate Swap Agreements
As at December 31, 2012, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	412,880	(110,590)	24.1	4.9
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	203,455	(57,804)	6.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(17,937)	5.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(20,205)	4.0	5.3
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	206,250	(56,355)	16.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	469,260	165,687	24.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(4)	EURIBOR	341,382	(41,329)	11.5	3.1

			(138,533)

(1)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2012, ranged from 0.30% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($92.5 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2012			2011			2010
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)
Toledo Spirit time-charter derivative	907	1,700	2,607	(93)	9,400	9,307	(1,919)	600	(1,319)

	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)